Financial Instruments - Disclosure of Detailed Information about Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 1,467,659	R$ 1,548,410
Financial liabilities	360,776	203,351
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	74,973	63,684
Other financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,356	638
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	136,581	102,569
Financial assets at fair value through profit or loss (FVPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,249,749	1,381,519
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	99,275	117,807
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	86,211	R$ 85,544
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 175,290